Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Benefit Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Investments in listed and unlisted equity securities	92.00%	79.00%
Temporary cash investments	3.00%	3.00%
Debt and fixed income securities	2.00%	16.00%
Mutual funds	2.00%	2.00%
Receivables and other assets	1.00%	0.00%
Net investments	100.00%	100.00%